ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

14.                               ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities at December 31 were as follows:

	2012	2011
Trade payables	$64,351	$62,260
Inventory commitment reserve	1,465	3,443
Accrued royalties	22,450	15,053
Accrued payroll and related liabilities	11,461	9,770
Taxes payable (including sales taxes)	9,181	9,849
Product warranties	4,169	4,537
Marketing development funds	38	5,323
Other	15,101	13,312
	$128,216	$123,547